INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2018
Inventories [Abstract]
Schedule of inventory

	2018	2017
Work in progress	$226.2	$270.0
Raw materials, supplies and manufactured products	149.1	146.3
	$375.3	$416.3

The amount of inventories recognized as cost of sales is as follows:

	2018	2017
Work in progress	$204.2	$141.6
Raw materials, supplies and manufactured products	106.9	131.7
	$311.1	$273.3